LAWLER & ASSOCIATES

a professional law corporation

1530 - 9th Avenue, S.E.

Calgary, Alberta T2G 0T7

Telephone: 403-693-8014

Facsimile: 403-272-3620

W. Scott Lawler, Esq.

Admitted in California

Via Edgar and Overnight Courier

Securities and Exchange Commission

December 24, 2004

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Paul Fisher

Re:

PANOSHAN MARKETING CORP.

File #333-118576

Form F-1 – Amendment No. 2

Filing Date: December 24, 2004

Dear Mr. Fisher:

Please find enclosed herewith three copies of Amendment No. 2 to the above-referenced filer’s Form F-1. As discussed earlier this week, this Amendment No. 2 has been filed to correct the omission of the filer’s audited financial statements from Amendment No. 1. The enclosed Amendment No. 2 has been filed via Edgar with a filing date of December 24, 2004.

If you have any further questions regarding foregoing, please do not hesitate to contact me.

Sincerely,

/s/ W. SCOTT LAWLER

W. Scott Lawler, Esq.